Nature of Operations, Basis of Presentation and Significant Accounting Policies	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Nature of Operations, Basis of Presentation and Significant Accounting Policies

NOTE 1 - NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

New Age Beverages Corporation (the "Company") was formed under the laws of the State of Washington on April 26, 2010 under the name American Brewing Company, Inc. On April 1, 2015, the Company acquired the assets of B&R Liquid Adventure, which included the brand Bucha® Live Kombucha. On June 30, 2016, the Company acquired the combined assets of New Age Beverages, LLC, Aspen Pure, LLC, New Age Properties, LLC and Xing Beverage, LLC (see Note 3) and changed the integrated company's name to New Age Beverages Corporation. The Company manufactures, markets and sells a portfolio of Healthy Functional Beverages including XingTea®, an all-natural, non-GMO, non-HFCS premium Ready to Drink (RTD) Tea, Aspen Pure®, an artesian-well, naturally-high PH balanced, source water from the Colorado Rocky Mountains, XingEnergy®, an all-natural, vitamin-enriched, non-GMO, Non-HFCS Energy Drink, and Búcha® Live Kombucha, an organic, all natural, fermented kombucha tea. The portfolio is distributed through the Company's own Direct Store Distribution (DSD) network in Colorado and surrounding states, throughout the United States both direct to major retailers and through its network of DSD partners, and in 10 countries around the world. The brands are sold in all channels of distribution including Hypermarkets, Supermarkets, Pharmacies, Convenience, Gas and other outlets.

Prior to acquiring the Bucha® Live Kombucha brand and business, the Company was a craft brewery operation. On October 1, 2015, American Brewing agreed to sell their brewery, brewery assets and its related liabilities to focus exclusively on the healthy functional beverage category and the Búcha® brand. The assets sold consisted of accounts receivable, inventories, prepaid assets and property and equipment. The Company recognized the sale of its brewery and micro-brewing operations as a discontinued operation beginning in the third quarter of 2015  (see Note 11). That transaction ultimately concluded in May 2016.

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements as of September 30, 2016 of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and the rules of the Securities and Exchange Commission ("SEC"), and should be read in conjunction with the audited financial statements and notes thereto contained in the Company's Form 10-K filed with the SEC on April 7, 2016. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for future quarters or for the full year. Notes to the unaudited condensed consolidated financial statements which substantially duplicate the disclosure contained in the audited financial statements for fiscal 2015 as reported in the Form 10-K have been omitted.

The accompanying unaudited interim condensed consolidated financial statements have been presented on a comparative basis. For periods after the acquisition of the Búcha® Live Kombucha brand (since April 1, 2015), our operating results are referred to as Successor. For periods prior to the acquisition of the Búcha® Live Kombucha brand, our operating results are referred to as Predecessor. Where applicable, a black line separates the Successor and Predecessor financial information to highlight the lack of comparability between the periods.

Our operating results for the three months ended September 30, 2015 (Successor) incorporate certain reclassifications necessary to remove our prior micro-brewing operations and brewery from our continuing operations and report them as discontinued operations. Further, our net (loss) income per share has been changed accordingly to report per-share amounts from continuing and discontinued operations. For all periods presented, we are reporting a net loss from continuing operations, and as a result our diluted (loss) earnings per share are the same as our basic (loss) income per share.

As of December 31, 2015, three customers represented approximately 93.7% (59.9%, 22.9% and 10.9%) of accounts receivable. For the nine months ended September 30, 2016 (Successor), three customers represented approximately 27.5% (14.5%, 7.5% and 5.5%) of revenue. For the six months ended September 30, 2015 (Successor), three customers represented approximately 31.3% (18.8%, 7.9% and 4.5%) of revenue. For the three months ended March 31, 2015 (Predecessor), three customers represented approximately 85.6% (30.2%, 29.4% and 26.0%) of revenue.

Accounts Receivable Factoring Arrangement with Recourse

On April 2, 2015, the Company entered into a factoring agreement to sell, with recourse, certain receivables to an unrelated third-party financial institution. Under the terms of the factoring agreement, the Company receives an advance of 80% of qualified receivables and maximum amount of outstanding advances at any one time will not exceed $500,000. On July 1st, 2016 the Company cancelled its factoring contract. As of September 30, 2016 (Successor), the Company has no factoring payable liability as compared to $110,663 as of December 31, 2015

Goodwill and Customer Relationships

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value of the identifiable net assets acquired. Goodwill and other intangibles with indefinite useful lives are not amortized but tested for impairment annually or more frequently when events or circumstances indicates that the carrying value of a reporting unit more likely than not exceeds its fair value. The goodwill impairment test is applied by performing a qualitative assessment before calculating the fair value of the reporting unit. If, on the basis of qualitative factors, it is considered not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of goodwill for impairment would not be required. Otherwise, goodwill impairment is tested using a two-step approach.

Customer relationships are recorded at acquisition cost less accumulated amortization and impairment. Definite lived intangible assets are amortized over their estimated useful life using the straight-line method, which is determined by identifying the period over which the cash flows from the asset are expected to be generated. As of September 30, 2016 and December 31, 2015, accumulated amortization was $125,000 and $62,500, respectively.  Amortization expense was $20,834 and $62,500 for the three and nine months ended September 30, 2016 (Successor), respectively. There was no amortization expense for customer relationships in 2015 for the periods presented. .

Long-lived Assets

Long-lived assets consisted of property and equipment and customer relationships and are reviewed for impairment in accordance with the guidance of the FASB Topic ASC 360, Property, Plant, and Equipment. The Company tests for impairment losses on long-lived assets used in operations whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Through September 30, 2016, we had not experienced impairment losses on our long-lived assets as management determined that there were no indicators that a carrying amount of the asset may not be recoverable.

Cash Flows

Supplemental Disclosures

	Nine months Ended September 30, 2016	Six months ended June 30, 2015	Three months ended March 31, 2015
	Successor	Successor	Predecessor
CASH PAID DURING THE PERIODS FOR:
Interest	$189,470	$-	$1,861
Income taxes	$-	$-	$-

NONCASH INVESTING AND FINANCING ACTIVITIES:
Debt issued for acquisition of B&R Liquid Adventure	$-	$140,000	$-
Common stock issued for acquisition of B&R Liquid Adventure	$-	$500,000	$-
Warrants issued to with convertible debt	$18,154	$-	$-
Common stock issued for acquisition of Xing Beverage, LLC	$6,995,000	$-	$-
Promissory note issued for acquisition of Xing Beverage, LLC	$4,500,000	$-	$-
Convertible debt and accrued interest converted into shares of Series B Preferred stock	$225,872	$-	$-

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

American Brewing Company, Inc. (the “Company”) was formed under the laws of the State of Washington on April 26, 2010. Through September 30, 2015, the Company was a micro-brewing company and also manufactured and sold búcha® Live Kombucha, a gluten free, organic certified, sparkling kombucha tea. The Company acquired the búcha® Live Kombucha brand and the assets related to the production and sale of it pursuant to an agreement dated April 1, 2015 (see Note 4). The búcha® Live Kombucha brand is distributed in major health and grocery chains throughout North America.

On October 1, 2015 (the “Closing Date”), the Company entered into an Asset Purchase Agreement (the “APA”) whereby the Company sold its assets and various liabilities related to its brewery and micro-brewing operations to AMBREW, LLC, a Washington limited liability company (“AMBREW”). On the closing date, the parties executed all documents related to the transaction. Under the terms of the APA, the assets sold consisted of accounts receivable, inventories, prepaid assets and property and equipment. The liabilities consisted of brewing-related contracts held by the Company, liabilities related to inventory as well as lease obligations. The Company recognized the sale of its brewery and micro-brewing operations as a discontinued operation, in accordance with ASU 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” (See Note 3).

Since October 1, 2015, the Company is focusing exclusively on its búcha® Live Kombucha business, which produces a gluten-free, organic certified sparkling kombucha tea.

Basis of Presentation

The accompanying financial statements have been presented on a comparative basis. For periods after the acquisition of the búcha® Live Kombucha brand (see Note 4), the Company is referred to as the Successor and its results of operations combines the brewery operations and the kombucha tea operations. For periods prior to the acquisition of the búcha® Live Kombucha brand, the Company is referred to as the Predecessor and its results of operations includes only the búcha® Live Kombucha operations. A black line separates the Predecessor and Successor financial statements to highlight the lack of comparability between these two periods.

Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company had an accumulated deficit of $3,331,878 and $4,863,782 as of as of December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively, had net losses of $1,031,311, $72,022 and $891,435 for the nine months ended December 31, 2015 (Successor), for the three months ended March 31, 2015 (Predecessor) and for the year ended 2014 (Predecessor), respectively, and had negative working capital of $45,138 as of December 31, 2015. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

While the Company is attempting to increase sales and generate additional revenues, the Company’s cash position may not be significant enough to support the Company’s daily operations. If the Company is unable to obtain additional financing through the issuance of debt or equity, the Company may be unable to continue as a going concern. While the Company believes in the viability of its strategy to generate additional revenues and in its ability to raise additional funds, there can be no assurances to that effect. The financial statements do not include any adjustments relating to the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Xing Group [Member]
Nature of Operations, Basis of Presentation and Significant Accounting Policies

Note 1 - Organization and Nature of Business

Principles of Combination: The combined financial statements present the combined financial position and the combined results of operations of New Age Beverages, LLC, Aspen Pure, LLC, New Age Properties, LLC and Xing Beverage, LLC, collectively (the “Companies” or “Xing”). All significant intercompany transactions and balances have been eliminated in the combined financial statements.

Nature of Operations: The Companies were formed under the laws of the State of Colorado on various dates from 2002 to 2007. The Companies manufacture, market and sell a portfolio of Healthy Functional Beverages including XingTea®, an all-natural, non-GMO, non-HFCS premium Ready to Drink (RTD) Tea, Aspen Pure®, an artesian-well, naturally-high PH balanced, source water from the Colorado Rocky Mountains, and XingEnergy®, an all-natural, vitamin-enriched, non-GMO and Non-HFCS Energy Drink. The portfolio of brands is distributed through the Company’s own Direct Store Distribution (DSD) network in Colorado and surrounding states, throughout the United States both direct to major retailers and through its network of DSD partners, and in 10 countries around the world. The brands are sold in all channels of distribution including Hypermarkets, Supermarkets, Pharmacies, Convenience, Gas and other outlets.

Note 1 - Organization and Nature of Business

Principles of Combination: The combined financial statements present the combined financial position and the combined results of operations of New Age Beverages, LLC, Aspen Pure, LLC, New Age Properties, LLC and Xing Beverage, LLC, collectively (the “Companies” or “Xing”). All significant intercompany transactions and balances have been eliminated in the combined financial statements.

Nature of Operations: The Companies were formed under the laws of the State of Colorado on various dates from 2002 to 2007. The Companies manufacture, market and sell a portfolio of Healthy Functional Beverages including XingTea®, an all-natural, non-GMO, non-HFCS premium Ready to Drink (RTD) Tea, Aspen Pure®, an artesian-well, naturally-high PH balanced, source water from the Colorado Rocky Mountains, and XingEnergy®, an all-natural, vitamin-enriched, non-GMO and Non-HFCS Energy Drink. The portfolio of brands is distributed through the Company’s own Direct Store Distribution (DSD) network in Colorado and surrounding states, throughout the United States both direct to major retailers and through its network of DSD partners, and in 10 countries around the world. The brands are sold in all channels of distribution including Hypermarkets, Supermarkets, Pharmacies, Convenience, Gas and other outlets.